Income tax expense (Tables)	12 Months Ended
Dec. 31, 2018
Income tax expense (benefit) [Abstract]
Income tax expense
Income tax expense (benefit) for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Current income tax expense
Payment of income tax	￦	2,689,640	881,583	378,715
Adjustment in respect of prior years due to change in estimate		231,113	4,484	(195,648)
Current income tax directly recognized in equity		30,059	(56,098)	101,528
Effect of change in accounting policy		—	—	1,780

		2,950,812	829,969	286,375

Deferred income tax expense
Generation and realization of temporary differences		509,762	1,283,012	(495,658)
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods		(86,845)	44,573	(28,509)
Changes in deferred tax on tax losses carryforwards		—	—	(572,305)
Tax credit carryforwards		(8,588)	15,270	(16,224)

		414,329	1,342,855	(1,112,696)

Income tax expense (benefit)	￦	3,365,141	2,172,824	(826,321)

Reconciliation between actual income tax expense and amount computed by applying the statutory tax rate

Reconciliation between actual income tax expense and amount computed by applying the statutory tax rate to income before income taxes for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Income (loss) before income tax	￦	10,513,468	3,614,218	(2,000,819)

Income tax expense (benefit) computed at applicable tax rate(*1)		2,544,259	874,641	(550,225)
Adjustments
Effect of applying gradual tax rate		(5,082)	(5,082)	(1,408)
Effect of non-taxable income		(29,554)	(32,032)	(1,705)
Effect of non-deductible expenses		22,258	15,032	40,151
Effect of tax losses that are not recognized as deferred tax asset		—	—	2,086
Effects of tax credits and deduction		(194,731)	(161,069)	(39,471)
Recognition (reversal) of unrecognized deferred tax asset, net		(86,845)	44,573	(28,509)
Effect of change in deferred tax due to change in tax rate		—	1,055,154	261
Deferred income tax related to investments in subsidiaries and associates		862,956	394,145	(52,618)
Others, net		20,767	(17,022)	765

		589,769	1,293,699	(80,448)
Adjustment in respect of prior years due to change in estimate		231,113	4,484	(195,648)

Income tax expense (benefit)	￦	3,365,141	2,172,824	(826,321)

Effective tax rate		32%	60%	(*2)

(*1)	Applicable tax rate is 24.2% as of December 31, 2016 and 2017, and 27.5% as of December 31, 2018.

(*2)	The effective tax rate for the year ended December 31, 2018 is not calculated for income tax benefit.

Income tax directly adjusted to shareholders' equity (except for accumulated other comprehensive income (loss))
Income tax directly adjusted to shareholders’ equity (except for accumulated other comprehensive income (loss)) for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Dividends of hybrid bond	￦	5,253	5,248	4,273
Gain on disposal of investments in subsidiaries		(7,006)	—	—
Effect of change in effective tax rate		—	(25)	—

	￦	(1,753)	5,223	4,273

Income tax recognized as other comprehensive income (loss)
Income tax recognized as other comprehensive income (loss) for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Income tax recognized as other comprehensive income (loss)
Gain on valuation of financial assets at fair value through other comprehensive income	￦	—	—	35,798
Loss on valuation of available-for-sale financial assets		(8,143)	(2,551)	—
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		(18,335)	(11,016)	6,639
Remeasurement of defined benefit obligations		49,986	(80,645)	53,703
Investments in associates		7,731	8,649	6,592
Others		573	24,242	(5,477)

	￦	31,812	(61,321)	97,255

Changes in deferred income tax assets (liabilities)
Changes in deferred income tax assets (liabilities) recognized in the statements of financial position for the years ended December 31, 2017 and 2018 are as follows:

		2017
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance
		In millions of won
Deferred income tax on temporary differences
Employee benefits	￦	493,331	86,008	(80,645)	—	498,694
Cash flow hedge		(53,583)	130,044	(11,016)	—	65,445
Investments in associates or subsidiaries		(7,166,345)	(1,510,295)	8,649	(25)	(8,668,016)
Property, plant and equipment		(5,527,318)	(1,333,122)	—	—	(6,860,440)
Finance lease		(345,431)	(81,518)	—	—	(426,949)
Intangible assets		8,987	(1,339)	—	—	7,648
Financial assets at fair value through profit or loss		(62)	952	—	—	890
Available-for-sale financial assets		(68,347)	62,055	(2,551)	—	(8,843)
Deferred revenue		213,859	16,852	—	—	230,711
Provisions		3,583,371	1,239,462	—	—	4,822,833
Doubtful receivables		2,696	(2,637)	—	—	59
Other finance liabilities		30,249	(2,742)	—	5,248	32,755
Gains or losses on foreign exchange translation		138,938	(140,292)	—	—	(1,354)
Allowance for doubtful accounts		17,252	25,679	—	—	42,931
Accrued income		(5,367)	3,542	—	—	(1,825)
Special deduction for property, plant and equipment		(194,309)	(6,618)	—	—	(200,927)
Reserve for research and human development		(12,883)	9,842	—	—	(3,041)
Others		695,870	232,642	24,242	—	952,754

		(8,189,092)	(1,271,485)	(61,321)	5,223	(9,516,675)

Deferred income tax on unused tax losses and tax credit
Tax losses		—	—	—	—	—
Tax credit		35,703	(15,272)	—	—	20,431

		35,703	(15,272)	—	—	20,431

	￦	(8,153,389)	(1,286,757)	(61,321)	5,223	(9,496,244)

		2018
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance
		In millions of won
Deferred income tax on temporary differences
Employee benefits	￦	498,694	42,144	53,703	—	594,541
Cash flow hedge		65,445	(32,623)	6,639	—	39,461
Investments in associates or subsidiaries		(8,668,016)	(5,447)	6,592	—	(8,666,871)
Property, plant and equipment		(6,860,440)	337,662	—	—	(6,522,778)
Finance lease		(426,949)	(26,125)	—	—	(453,074)
Intangible assets		7,648	(1,593)	—	—	6,055
Financial assets at fair value through profit or loss		890	(871)	—	—	19
Financial assets at fair value through other comprehensive income		(8,843)	(1,379)	35,798	—	25,576
Deferred revenue		230,711	(10,969)	—	—	219,742
Provisions		4,822,833	(21,887)	—	—	4,800,946
Doubtful receivables		59	—	—	—	59
Other finance liabilities		32,755	2,465	—	4,273	39,493
Gains or losses on foreign exchange translation		(1,354)	28,434	—	—	27,080
Allowance for doubtful accounts		42,931	15,825	—	—	58,756
Accrued income		(1,825)	(1,089)	—	—	(2,914)
Special deduction for property, plant and equipment		(200,927)	(10,819)	—	—	(211,746)
Reserve for research and human development		(3,041)	3,041	—	—	—
Others		952,754	105,869	(5,477)	—	1,053,146

		(9,516,675)	422,638	97,255	4,273	(8,992,509)

Deferred income tax on unused tax losses and tax credit
Unused tax losses		—	554,457	—	—	554,457
Excess of donation limit		—	17,848	—	—	17,848
Tax credit		20,431	16,225	—	—	36,656

		20,431	588,530	—	—	608,961

	￦	(9,496,244)	1,011,168	97,255	4,273	(8,383,548)

Deferred income tax assets (liabilities)
Deferred income tax assets (liabilities) recognized in the statements of financial position as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Deferred income tax assets	￦	919,153	1,233,761
Deferred income tax liabilities		(10,415,397)	(9,617,309)

	￦	(9,496,244)	(8,383,548)

Details of deductible temporary differences, tax losses and unused tax credits for which no deferred income tax assets were recognized
Details of deductible temporary differences, tax losses and unused tax credits for which no deferred income tax assets were recognized as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Deductible temporary differences	￦	444,426	442,391